Income Taxes (Earnings and income taxes by jurisdiction) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 84,795	$ (103,855)
Current income taxes	7,673	4,247
Deferred income tax recovery	(12,142)	(5,448)
Income tax expense (recovery)	(4,469)	(1,201)
Canada [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	99,944	58,624
Current income taxes	2,260	2,257
Deferred income tax recovery	(10,178)	(3,937)
Foreign [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(15,149)	(162,479)
Current income taxes	5,413	1,990
Deferred income tax recovery	$ (1,964)	$ (1,511)